10. OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of administrative expenses [Line Items]
Total administrative expenses	$ 93	$ 105	$ 130
Salaries and social security charges [member]
Disclosure of administrative expenses [Line Items]
Total administrative expenses	34	38	57
Benefits to employees [member]
Disclosure of administrative expenses [Line Items]
Total administrative expenses	4	8	5
Accrual of defined benefit plans [member]
Disclosure of administrative expenses [Line Items]
Total administrative expenses	7	7	1
Fees and compensation for services [member]
Disclosure of administrative expenses [Line Items]
Total administrative expenses	26	29	40
Compensation agreements [member]
Disclosure of administrative expenses [Line Items]
Total administrative expenses			3
Directors and Syndicates fees [member]
Disclosure of administrative expenses [Line Items]
Total administrative expenses	7	9	4
Depreciation of property, plant and equipment [member]
Disclosure of administrative expenses [Line Items]
Total administrative expenses	5	7	5
Consumption of materials [member]
Disclosure of administrative expenses [Line Items]
Total administrative expenses		1	1
Maintenance [member]
Disclosure of administrative expenses [Line Items]
Total administrative expenses	1	1	2
Transport and per diem [member]
Disclosure of administrative expenses [Line Items]
Total administrative expenses	1	1	2
Rental and insurance [member]
Disclosure of administrative expenses [Line Items]
Total administrative expenses	1	1	1
Surveillance and security [member]
Disclosure of administrative expenses [Line Items]
Total administrative expenses	1		2
Taxes, rates and contributions [member]
Disclosure of administrative expenses [Line Items]
Total administrative expenses	2	1	4
Communications [member]
Disclosure of administrative expenses [Line Items]
Total administrative expenses	1	$ 2	2
Other [member]
Disclosure of administrative expenses [Line Items]
Total administrative expenses	$ 3		$ 1